Note 52 Fees for audits conducted (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€) [1]
Fees for audits conducted [Line Items]
Legal audit of bbva sa or its companies under control	€ 7.6
Other audit services of bbva sa or its companies under control	5.2
Limited review of bbva sa or its companies under control	1.4
Reports related to issuances	0.4
Assurance services and other required by the regulator	€ 0.8

[1]	(1) Services provided by Ernst & Young, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.